Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Beacon Institutional Funds Trust
Entity Central Index Key	0001700933
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000186839
Shareholder Report [Line Items]
Fund Name	Diversified Fund
Class Name	AAL
Trading Symbol	ZABDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Diversified Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAL	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41% [1]
AssetsNet	$ 539,487,398
Holdings Count | Holding	538
Advisory Fees Paid, Amount	$ 917,608
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$539,487,398
# of Portfolio Holdings	538
Portfolio Turnover Rate	39%
Total Management Fees Paid	$917,608

Holdings [Text Block]

Sector Allocation - % Equities

Value	Value
Real Estate	1.6
Utilities	5.3
Consumer Staples	5.4
Energy	5.7
Materials	6.4
Communication Services	7.4
Consumer Discretionary	9.7
Health Care	10.9
Information Technology	14.1
Industrials	14.3
Financials	19.2

Top Ten Country Exposure - % Investments

Value	Value
Taiwan	0.7
Netherlands	0.8
Brazil	0.9
China	1.2
Germany	2.2
Canada	2.2
France	2.5
Japan	3.0
United Kingdom	3.5
United States	73.8

Top Ten Industry Allocations - % Fixed Income

Value	Value
Pharmaceuticals	0.9
Pipelines	1.1
Foreign Sovereign Obligations	1.5
Diversified Financial Services	1.5
Media	1.6
Asset-Backed Obligations	3.0
Electric	5.7
Banks	6.4
U.S. Treasury Obligations	31.1
U.S. Agency Mortgage-Backed Obligations	41.6

Asset Allocation - % Investments

Value	Value
Common Stocks	42.1
Foreign Common Stocks	20.1
U.S. Agency Mortgage-Backed Obligations	14.3
U.S. Treasury Obligations	10.7
Corporate Obligations	5.4
Investment Companies	2.7
Foreign Corporate Obligations	2.3
Asset-Backed Obligations	1.0
Foreign Sovereign Obligations	0.5
Securities Lending Collateral	0.5
Commercial Mortgage-Backed Obligations	0.2
Foreign Preferred Stocks	0.2

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 3.875%, Due 8/15/2034	2.9
U.S. Treasury Notes, 4.625%, Due 2/15/2035	2.9
U.S. Treasury Notes, 0.250%, Due 5/31/2025	1.3
American International Group, Inc.	1.0
U.S. Treasury Floating Rate Notes, 4.343%, Due 1/31/2027	0.9
U.S. Treasury Inflation-Indexed Bonds, 2.375%, Due 2/15/2055	0.9
Medtronic PLC	0.8
U.S. Treasury Bonds, 3.000%, Due 8/15/2052	0.8
QUALCOMM, Inc.	0.7
Philip Morris International, Inc.	0.7

Excludes cash equivalents.

Material Fund Change [Text Block]
Accountant Change Statement [Text Block]

[1]	Annualized.